Note 8 - Deferred Income	9 Months Ended
Sep. 30, 2012
Deferred Revenue Disclosure [Text Block]
8.     Deferred Income

The amounts shown in the accompanying unaudited condensed consolidated balance sheets amounting to $2,789,186 and $2,531,866 represent time charter revenues received in advance as of December 31, 2011 and September 30, 2012, respectively.